LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Finance Lease Cost
The table below presents the finance lease assets and liabilities recognized on the Company's balance sheets:

		December 31,
	Balance Sheet Line Item	2022	2021
Non-current finance lease assets	Other assets	$—	$206
Finance lease liabilities:
Current finance lease liabilities	Other current liabilities	—	97
Non-current finance lease liabilities	Other liabilities	—	72
Total finance lease liabilities		$—	$169
During the year ended December 31, 2022, the remaining payments due under the Company’s financing lease were accelerated and included in accounts payable. As a result, as of December 31, 2022, the Company had no finance lease assets or liabilities.
Cash flows related to the measurement of financing lease assets and liabilities were as follows:

	Year Ended December 31,
	2022	2021
Operating cash flows from finance lease amortization	$206	$73
Financing cash flows from finance lease payments	$15	$106